As filed with the Securities and Exchange Commission on November 8, 2010
File Nos. 333-159484 and 811-22298

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 24	[X]
and/or

REGISTRATION STATEMENT UNDER INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 29	[X]
(Check appropriate box or boxes)

Starboard Investment Trust
(Exact Name of Registrant as Specified in Charter)

116 South Franklin Street, P. O. Box 69, Rocky Mount, NC  27802
(Address of Principal Executive Offices)

252-972-9922
(Registrant’s Telephone Number, including Area Code)

A. Vason Hamrick
116 S. Franklin Street, P.O. Box 69, Rocky Mount, North Carolina 27802
(Name and Address of Agent for Service)

With copy to:
Tanya L. Goins, Esq.
Malik Law Group LLC
191 Peachtree Street
Suite 3300
Atlanta, GA 30303

Approximate Date of Proposed Public Offering:                     As soon as practicable after the effective
date of this Registration Statement

It is proposed that this filing will become effective: (check appropriate box)

[  ] immediately upon filing pursuant to paragraph (b)
[  ] on (date) pursuant to paragraph (b)
[X] 60 days after filing pursuant to paragraph (a)(1)
[  ] on (date) pursuant to paragraph (a)(1)
[  ] 75 days after filing pursuant to paragraph (a)(2)
[  ] on (date) pursuant to paragraph (a)(2) of Rule 485

PART A

FORM N-1A

Part A of Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A filed June 28, 2010 for The Vilas Fund, a series of the Starboard Investment Trust, is incorporated by reference in its entirety into this Part A.

PART B

FORM N-1A

Part B of Post-Effective Amendment No. 16 to the Trust’s Registration Statement on Form N-1A filed June 28, 2010 for the Vilas Fund is incorporated by reference in its entirety into this Part B.

PART C

FORM N-1A

Part C of Post-Effective Amendment No. 23 to the Trust’s Registration Statement on Form N-1A filed September 28, 2010 is incorporated by reference in its entirety into this Part C.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, and State of North Carolina on this 8th day of November, 2010.

STARBOARD INVESTMENT TRUST

By:           /s/ A. Vason Hamrick
A. Vason Hamrick, Secretary

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

Signature	Title	Date

*	Trustee and Chairman	November 8, 2010
Jack E. Brinson

*	Trustee	November 8, 2010
James H. Speed, Jr.

*	Trustee	November 8, 2010
J. Buckley Strandberg

*	Trustee	November 8, 2010
Michael G. Mosley

*	Trustee	November 8, 2010
Theo H. Pitt, Jr.

*	President, FMX Total Return Fund	November 8, 2010
D.J. Murphey	and FMX Growth Allocation Fund

*	Treasurer, FMX Total Return Fund	November 8, 2010
Julie M. Koethe	and FMX Growth Allocation Fund

*	President & Treasurer, Caritas All-Cap	November 8, 2010
Robert G. Fontana	Growth Fund

*	President & Treasurer,	November 8, 2010
Joseph Wambia	GlobalAfrica Equity Fund,
GlobalAfrica Infrastructure Fund,
GlobalAfrica Natural Resources Fund
and GlobalAfrica Income Fund

*	President, Presidio Multi-Strategy Fund	November 8, 2010
Matthew R. Lee

*	President & Treasurer, WynnCorr	November 8, 2010
Jordan E. Song	Value Fund

/s/ T. Lee Hale, Jr.	Assistant Treasurer	November 8, 2010
T. Lee Hale, Jr.

* By:/s/ A. Vason Hamrick	Dated: November 8, 2010
A. Vason Hamrick, Secretary
Attorney-in-Fact